Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Cash flows from operating activities
Loss before tax	$ (6,646,931)	$ (5,507,764)	$ (2,094,169)
Adjustments for:
Depreciation of plant and equipment	63,557	55,754	207,649
Amortization of intangible asset	231,709	231,710	217,124
Provision for/(reversal of) expected credit loss	5,166	(2,110)	26,049
Bad debt written off		9,068	227,067
Interest income	(73,571)	(1)	(6,467)
Interest expense	14,116	3,150	9,414
Exchange loss	222,737
Loss on disposal of plant and equipment		533
Share-based payment expenses	2,793,413	3,606,000
Written-off of plant and equipment	166	53,295	1,731
Operating cash flows before working capital changes	(3,389,638)	(1,550,365)	(1,411,602)
Changes in working capital:
Trade and other receivables	(143,028)	304,442	1,254,933
Contract assets	8,356	1,289	349,562
Trade and other payables	(151,059)	177,495	(134,208)
Cash (used in)/generated from operations	(3,675,369)	(1,067,139)	58,685
Interest received	73,571	1	6,467
Income tax paid	(27,850)		(5,214)
Net cash (used in)/generated from operating activities	(3,629,648)	(1,067,138)	59,938
Cash flows from investing activities
Proceeds from disposal of plant and equipment		4,819
Purchase of plant and equipment	(74,142)		(2,145)
Capitalization of intangible assets			(247,087)
Net cash (used in)/generated from investing activities	(74,142)	4,819	(249,232)
Cash flows from financing activities
Proceeds from exercise of share options	171	791
Proceeds from issuance of shares	12,796,056	641,510	335,085
Loan from a shareholder	737,951	337,566
Repayment to a shareholder	(1,054,705)
Interest paid	(2,651)	(1,706)	(9,414)
Repayment of principal portion of lease liabilities	(24,308)	(54,060)	(153,757)
Net cash generated from financing activities	12,452,514	924,101	171,914
Net increase/(decrease) in cash and cash equivalents	8,748,724	(138,218)	(17,380)
Effect of exchange rate changes on cash and cash equivalents	(236,961)	6,693	(1,663)
Cash and cash equivalents as at January 1	66,184	197,709	216,752
Cash and cash equivalents as at December 31	$ 8,577,947	$ 66,184	$ 197,709